Cover	Jun. 01, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2021
Entity File Number	333-251829
Entity Registrant Name	Assure Holdings Corp.
Entity Central Index Key	0001798270
Entity Tax Identification Number	82-2726719
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	4600 South Ulster Street
Entity Address, Address Line Two	Suite 1225
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	720
Local Phone Number	287-3093
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false